TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

Merrill Lynch Life Variable Annuity

Separate Account A

Supplement Dated September 9, 2011

to the

Prospectuses For

RETIREMENT POWER (Dated May 1, 2006)

RETIREMENT OPTIMIZER (Dated May 1, 2004)

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

ML of New York Variable Annuity

Separate Account A

Supplement Dated September 9, 2011

to the

Prospectuses For

RETIREMENT POWER (Dated May 1, 2004)

RETIREMENT OPTIMIZER (Dated May 1, 2004)

This supplement updates the Prospectus for Merrill Lynch Retirement PowerSM and Merrill Lynch Retirement OptimizerSM issued by Transamerica Advisors Life Insurance Company and Transamerica Advisors Life Insurance Company of New York.

Effective on or about October 1, 2011 the following fund name changes will occur:

Current Fund Name	New Fund Name
BlackRock International Value V. I. Fund	BlackRock International V. I. Fund
BlackRock Government Income V. I. Fund	BlackRock U.S. Government Bond V. I. Fund

Because of this change, all references in the Prospectus to the funds listed will be changed.